Investment Risks	May 01, 2026
Conservative Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Conservative Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Conservative Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Conservative Allocation Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Conservative Allocation Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Conservative Allocation Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Conservative Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Conservative Allocation Fund | Foreign Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Conservative Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Conservative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Conservative Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Moderate Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Moderate Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Moderate Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Moderate Allocation Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Moderate Allocation Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Moderate Allocation Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Moderate Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Moderate Allocation Fund | Foreign Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Moderate Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Moderate Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Moderate Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Aggressive Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Aggressive Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Aggressive Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. To the extent that the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Aggressive Allocation Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Aggressive Allocation Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Aggressive Allocation Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Aggressive Allocation Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Aggressive Allocation Fund | Foreign Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Aggressive Allocation Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Aggressive Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Aggressive Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Diversified Income Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Diversified Income Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Diversified Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Diversified Income Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and, compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Because the Fund may invest a significant portion of its assets in these securities, the Fund may be subject to greater levels of credit and liquidity risk than a Fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in non-investment grade securities, an investment in a Fund that invests in such securities should be considered speculative.

Diversified Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Diversified Income Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transactions costs and because of the temporary unavailability of certain component securities of the index.

Diversified Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Diversified Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Diversified Income Fund | Real Estate Investment Trusts ("REITs") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (“REITs”) Risk. REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include, but are not limited, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the price volatility of REITs), may have less trading volume and liquidity, and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended. REITs are subject to the risk of failing to qualify for favorable tax treatment under the Code.

Diversified Income Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Diversified Income Fund | Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts (“GDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Diversified Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Diversified Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Core Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.

Core Bond Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Core Bond Fund | Foreign Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Core Bond Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Core Bond Fund | Risk of Default [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Core Bond Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Core Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant Fund and shareholder losses.

Core Bond Fund | Credit Risk and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk and Prepayment/Extension Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the Fund’s return.

Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Core Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Large Cap Value Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Large Cap Value Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Large Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Large Cap Value Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs (defined below) and emerging market securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Large Cap Value Fund | Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts (“GDRs”) and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Large Cap Value Fund | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Large Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. The Fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Large Cap Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Large Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Large Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Large Cap Growth Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Large Cap Growth Fund | Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Large Cap Growth Fund | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Large Cap Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this Fund will typically experience greater volatility over time than a large cap value security.

Large Cap Growth Fund | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financial sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. As of December 31, 2025, 23.36% of the Fund’s assets were invested in the financial sector.

Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Large Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Mid Cap Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Mid Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Mid Cap Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Mid Cap Fund | Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk. Depository receipts, such as ADRs, and global depository receipts (“GDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Mid Cap Fund | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Mid Cap Fund | Growth and Value Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Mid Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2020 Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2020 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2020 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2020 Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2020 Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2020 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2020 Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2020 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2020 Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2020 Fund | Alternative Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2020 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Madison Target Retirement 2020 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2030 Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2030 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2030 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2030 Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2030 Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2030 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2030 Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2030 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2030 Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2030 Fund | Alternative Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2030 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Madison Target Retirement 2030 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2040 Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2040 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2040 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2040 Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2040 Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2040 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2040 Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2040 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2040 Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2040 Fund | Alternative Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2040 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Madison Target Retirement 2040 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Madison Target Retirement 2050 Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Funds Risk. The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Madison Target Retirement 2050 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform compared to other funds with a similar investment objective.

Madison Target Retirement 2050 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Target Retirement 2050 Fund | Credit and Prepayment/Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Madison Target Retirement 2050 Fund | Non-Investment Grade Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Target Retirement 2050 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Target Retirement 2050 Fund | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks. The main risks of investing in ETFs are the same as the risk of investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Madison Target Retirement 2050 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Madison Target Retirement 2050 Fund | Foreign Security and Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Target Retirement 2050 Fund | Alternative Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alternative Strategies Risk. The Fund, through the underlying funds, invests in equity and debt securities, along with derivatives, such as forwards, futures, options, or swaps. The underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. These additional risks could cause an underlying fund, and thus the Fund, to experience losses to which it would otherwise not be subject. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Madison Target Retirement 2050 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money as a result of investing in the Fund.
Madison Target Retirement 2050 Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.